Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 16,443,929	$ 71,793
Restricted cash	351,334
Accounts receivable, net of allowance for expected credit losses	13,803,367	3,980,942
Other receivables and prepayment	26,455,037	7,996,378
Notes receivable	672,347
Total current assets	57,726,014	12,049,113
Non-current assets:
Property and equipment, net	5,582,480	514,363
Intangible assets, net	102,885,017	42,716,594
Goodwill	81,770,963	11,957,839
Investment	438,647	196,798
Right-of-use assets	4,484,843	369,747
Other assets	4,155,236
Other receivables, net (long term)	8,145,659	61,378,420
Total non-current assets	207,462,845	117,133,761
TOTAL ASSETS	265,188,859	129,182,874
Current liabilities:
Accounts payable	9,192,619	5,841,511
Accrued liabilities and other payables	89,358,279	66,467,084
Contract liabilities	1,575,067	657,542
Lease liabilities – current portion	1,446,823	336,537
Amounts due to related parties	135,718	310,464
Total current liabilities	101,708,506	73,613,138
Non-current liabilities:
Lease liabilities – non-current portion	3,064,357
Accrued liabilities and other payables	3,666,995	2,663,835
Deferred tax liabilities	2,900,999	211,796
Total non- current liabilities	9,632,351	2,875,631
TOTAL LIABILITIES	111,340,857	76,488,769
Commitments and contingencies
Share capital
Preferred shares, $0.01 par value; 22,794,872 shares authorized, issued and outstanding at December 31, 2021; 24,295,182 shares authorized, issued and outstanding at December 31, 2020	227,949	242,952
Ordinary shares, $0.01 par value; 500,000,000 shares authorized; 385,542,224 and 239,770,000 shares issued and outstanding at December 31, 2021 and 2020	3,855,422	2,397,701
Additional paid-in capital	326,309,353	164,753,586
Accumulated deficit	(182,710,276)	(113,242,512)
Accumulated other comprehensive loss	(1,592,762)	(1,523,978)
Total equity attributable to owners of the company	146,089,686	52,627,749
Non-controlling interest	7,758,316	66,356
Total Shareholders’ Equity	153,848,002	52,694,105
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 265,188,859	$ 129,182,874